FIRST INVESTORS LIFE INSURANCE COMPANY
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
110 Wall Street
New York, New York 10005

June 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund C
File Nos. 033-33419 and 811-06130

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

(1)
the definitive forms of Prospectus and Statement of Additional Information used with respect to the First Choice contract do not differ from those contained in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”);

(2)	the definitive form of Statement of Additional Information used with respect to the Tax Tamer I contract does not differ from that contained in Post-Effective Amendment No. 28; and

(3)	the text of Post-Effective Amendment No. 28 was filed electronically with the SEC.

Should you have any questions regarding this letter, please do not hesitate to call me at (212) 858-8265.

Very truly yours,

/s/ Joanne McIntosh

Joanne McIntosh
Senior Counsel